Leases (Tables)	12 Months Ended
Dec. 31, 2019
LEASES [Abstract]
Recognition of lease expenses
	Drybulk Vessel Operations December 31, 2019	Drybulk Vessel Operations January 1, 2019	Logistics Business December 31, 2019	Logistics Business January 1, 2019	Total December 31, 2019	Total January 1, 2019
Operating lease assets
Charter-in contracts (1)	$255,153	$342,353	$—	$—	$255,153	$342,353
Land lease agreements	—	—	7,660	7,427	7,660	7,427
Office lease agreements	—	12,453	1,192	1,619	1,192	14,072
Total	$255,153	$354,806	$8,852	$9,046	$264,005	$363,852
Operating lease liabilities, current portion (2)
Charter-in contracts	$86,636	$89,236	$—	$—	$86,636	$89,236
Land lease agreements	—	—	(218)	535	(218)	535
Office lease agreements	—	1,230	685	584	685	1,814
Total	$86,636	$90,466	$467	$1,119	$87,103	$91,585
Operating lease liabilities, net of current portion (2)
Charter-in contracts	$217,932	$267,301	$—	$—	$217,932	$267,301
Land lease agreements	—	—	7,878	6,892	7,878	6,892
Office lease agreements	—	11,223	519	1,035	519	12,258
Total	$217,932	$278,524	$8,397	$7,927	$226,329	$286,451

(1)On January 1, 2019, operating lease assets were adjusted for $14,184 representing the balance of the carrying amount of the liabilities regarding straight line and the provision for losses on the time charters and voyages in progress recognized in the consolidated balance sheet as of December 31, 2018.

(2)Based on the net present value of the remaining charter-in and rental payments for existing operating leases.

Company’s lease expense
	Drybulk Vessel Operations Year Ended December 31, 2019	Logistics Business Year Ended December 31, 2019	Total
Lease expense for charter-in contracts	$119,801	$3,865	$123,666
Lease expense for land lease agreements	—	552	552
Lease expense for office lease agreements	1,825	676	2,501
Total	$121,626	$5,093	$126,719

	Drybulk Vessel Operations Year Ended December 31, 2018	Logistics Business Year Ended December 31, 2018	Total
Lease expense for charter-in contracts	$131,438	$114	$131,552
Lease expense for land lease agreements	—	344	344
Lease expense for office lease agreements	2,174	702	2,876
Total	$133,612	$1,160	$134,772

	Drybulk Vessel Operations Year Ended December 31, 2017	Logistics Business Year Ended December 31, 2017	Total
Lease expense for charter-in contracts	$126,533	$1,564	$128,097
Lease expense for land lease agreements	—	303	303
Lease expense for office lease agreements	1,971	677	2,648
Total	$128,504	$2,544	$131,048

Total amount of lease payments on an undiscounted basis
	Charter-in vessels in operation	Land Leases	Office space
December 31, 2020	$109,574	$556	$753
December 31, 2021	85,399	556	356
December 31, 2022	57,282	556	101
December 31, 2023	47,603	556	81
December 31, 2024	34,025	556	—
December 31, 2025 and thereafter	33,481	23,002	—
Total	$367,364	$25,782	$1,291
Operating lease liabilities, including current portion	$304,568	$7,660	$1,204
Discount based on incremental borrowing rate	$62,796	$18,122	$87

Chartered-in vessels, barges, pushboats and office space

	Charter-in vessels in operation	Charter-in vessels to be delivered	Land leases	Office space
2019	$114,668	$5,165	$556	$2,652
2020	100,829	14,261	556	1,961
2021	72,826	15,391	556	1,590
2022	47,695	15,119	556	1,750
2023	38,986	14,298	556	1,655
2024 and thereafter	42,685	58,389	23,561	7,346
Total	$417,689	$122,623	$26,341	$16,954

Chartered-out vessels, barges and pushboats

	Dry bulk vessels	Logistics business
2020	22,266	129,437
2021	4,607	97,544
2022	3,445	75,425
2023	—	69,250
2024	—	60,200
2025 and thereafter	—	642,479
Total minimum revenue, net of commissions	$30,318	$1,074,335